Receivables (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivables [Line Items]
Receivables	$ 1,516.6	$ 1,466.1	$ 1,375.1
Allowance at beginning of year	(8.3)	(7.5)	(8.7)
Reversal of allowance	2.1	1.7	2.2
Addition to allowance	(2.1)	(4.7)	(2.1)
Write-off against allowance	1.2	2.0	0.9
Translation difference	(0.2)	0.2	0.2
Allowance at end of year	(7.3)	(8.3)	(7.5)
Total receivables, net of allowance	$ 1,509.3	$ 1,457.8	$ 1,367.6